LEASES - Weighted Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases
Weighted average remaining lease term (years), operating leases	3 years 10 months 24 days	4 years 3 months 18 days
Weighted average discount rate, operating leases	4.20%	4.10%